Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Trading Symbol	NTZ
Entity File Number	001-11854
Entity Registrant Name	NATUZZI S.p.A.
Entity Incorporation, State or Country Code	L6
Entity Central Index Key	0000900391
Current Fiscal Year End Date	--12-31
Entity Address, Address Line One	Via Iazzitiello 47
Entity Address, Address Line Two	Santeramo in Colle
Entity Address, Postal Zip Code	70029
Entity Address, City or Town	Bari
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Title of 12(b) Security	American Depositary Shares, each representing five Ordinary Shares
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Entity Address, Country	IT
Document Shell Company Report	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Common Stock, Shares Outstanding	55,073,045
Auditor Name	PricewaterhouseCoopers S.p.A. (“PWC”)
Auditor Location	Milan, Italy
Auditor Firm ID	30
Auditor Opinion

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of financial position of Natuzzi SpA and its subsidiaries (the “Company’) as of December 31, 2024, and the related consolidated statements of profit or loss, comprehensive income, changes in equity and cash flows for the year then ended, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flows for the year then ended in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of financial position of Natuzzi S.p.A. and subsidiaries (the Company) as of December 31, 2023, the related consolidated statements of profit or loss, comprehensive income, changes in equity, and cash flows for each of the years in the two‑year period ended December 31, 2023, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023, and the results of its operations and its cash flows for each of the years in the two‑year period ended December 31, 2023, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.

Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Mr. Pietro Direnzo
Contact Personnel Email Address	pdirenzo@natuzzi.com
City Area Code	39
Local Phone Number	080 8820 111
Entity Address, Address Line One	Via Iazzitiello 47
Entity Address, Address Line Two	Santeramo in Colle
Entity Address, Postal Zip Code	70029
Entity Address, City or Town	Bari
Entity Address, Country	IT